Annual Total Returns - Mid Cap Portfolio [BarChart] - 02.28 VIP Mid Cap Portfolio Investor PRO-09 - Mid Cap Portfolio - VIP Mid Cap Portfolio-Investor VIP	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	(10.70%)
Annual Return 2012	14.74%
Annual Return 2013	36.08%
Annual Return 2014	6.20%
Annual Return 2015	(1.47%)
Annual Return 2016	12.13%
Annual Return 2017	20.72%
Annual Return 2018	(14.60%)
Annual Return 2019	23.35%
Annual Return 2020	18.08%